Unsecured senior notes (Tables)	12 Months Ended
Mar. 31, 2025
Unsecured senior notes
Summary of the unsecured senior notes

Bank borrowings are analyzed as follows:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Current portion:
Short-term other borrowings (i)	12,749	22,562
Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)(iii)	28,828	22,937
Long-term other borrowings (iii)	26,858	26,972
	55,686	49,909

(i)
As of March 31, 2024 and 2025, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 1.4% to 4.6% and 0.8% to 4.8% per annum, respectively. As of March 31, 2024 and 2025, the weighted average interest rate of these borrowings was 2.6% and 2.0% per annum, respectively. The borrowings are primarily denominated in RMB.
(ii)
As of March 31, 2024 and 2025, the Company had a US$4.0 billion syndicated loan, which was initially entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR with maturity in May 2024. During the year ended March 31, 2024, the loan terms were modified such that the interest rate of the loan was adjusted to 80 basis points over Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread and the maturity of the loan was extended to May 2028. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions). The Company repaid US$830 million (RMB6,067 million) of the loan in January 2025.
(iii)
As of March 31, 2024 and 2025, the Company had long-term borrowings from banks with weighted average interest rates of 3.5% and 3.9% per annum, respectively. The borrowings are primarily denominated in RMB.

Schedule of future principal payments due

As of March 31, 2025, the future principal payments for the Company’s borrowings were as follows:

Principal amounts
RMB
(in millions)
Within 1 year	22,562
Between 1 to 2 years	2,906
Between 2 to 3 years	5,098
Between 3 to 4 years	25,104
Between 4 to 5 years	5,572
Beyond 5 years	11,282
72,524

Unsecured senior notes
Unsecured senior notes
Summary of the unsecured senior notes

The following table provides a summary of the Company’s unsecured senior notes as of March 31, 2024 and 2025:

	As of March 31,		Effective
	2024	2025	interest rate
	RMB	RMB
	(in millions)
US$2,250 million 3.600% notes due 2024	16,252	—	3.68%
US$2,550 million 3.400% notes due 2027	18,352	18,434	3.52%
RMB8,400 million 2.650% notes due 2028	—	8,353	2.83%
RMB5,000 million 2.800% notes due 2029	—	4,971	2.93%
US$1,000 million 4.875% notes due 2030	—	7,205	5.01%
US$1,500 million 2.125% notes due 2031	10,791	10,834	2.20%
US$700 million 4.500% notes due 2034	5,013	5,034	4.60%
RMB2,500 million 3.100% notes due 2034	—	2,485	3.17%
US$1,150 million 5.250% notes due 2035	—	8,268	5.35%
US$1,000 million 4.000% notes due 2037	7,176	7,203	4.06%
US$1,000 million 2.700% notes due 2041	7,129	7,158	2.80%
RMB1,100 million 3.500% notes due 2044	—	1,093	3.54%
US$1,750 million 4.200% notes due 2047	12,540	12,586	4.25%
US$1,500 million 3.150% notes due 2051	10,757	10,796	3.19%
US$500 million 5.625% notes due 2054	—	3,597	5.67%
US$1,000 million 4.400% notes due 2057	7,161	7,186	4.44%
US$1,000 million 3.250% notes due 2061	7,170	7,195	3.28%
Carrying value	102,341	122,398
Unamortized discount and debt issuance costs	644	838
Total principal amounts of unsecured senior notes	102,985	123,236
Less: current portion of principal amounts of unsecured senior notes	(16,261)	—
Non-current portion of principal amounts of unsecured senior notes	86,724	123,236

22.
Unsecured senior notes (Continued)

Schedule of future principal payments due

As of March 31, 2025, the future principal payments for the Company’s unsecured senior notes were as follows:

Principal amounts
RMB
(in millions)
Within 1 year	—
Between 1 to 2 years	—
Between 2 to 3 years	18,492
Between 3 to 4 years	8,400
Between 4 to 5 years	5,000
Thereafter	91,344
123,236